Intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 11,574	$ 13,425
Ending balance	66	11,574
Website and mobile apps
Disclosure of detailed information about intangible assets [line items]
Beginning balance	3	37
Ending balance	0	3
Trademark and technology
Disclosure of detailed information about intangible assets [line items]
Beginning balance	10,320	11,612
Ending balance	0	10,320
Computer software
Disclosure of detailed information about intangible assets [line items]
Beginning balance	611	1,056
Ending balance	66	611
Customer relationship
Disclosure of detailed information about intangible assets [line items]
Beginning balance	640	720
Ending balance	0	640
Cost:
Disclosure of detailed information about intangible assets [line items]
Beginning balance	37,440	37,542
Additions		59
Additions from acquisition		3
Disposals		(2)
Disposal of a subsidiary	34,949
Written off		(162)
Exchange differences	11	0
Ending balance	2,502	37,440
Cost: | Website and mobile apps
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,079	1,073
Additions		0
Additions from acquisition		0
Disposals		0
Disposal of a subsidiary	0
Written off		0
Exchange differences	(2)	6
Ending balance	1,077	1,079
Cost: | Trademark and technology
Disclosure of detailed information about intangible assets [line items]
Beginning balance	34,088	34,087
Additions		0
Additions from acquisition		0
Disposals		0
Disposal of a subsidiary	33,935
Written off		0
Exchange differences	0	1
Ending balance	153	34,088
Cost: | Computer software
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,473	1,582
Additions		59
Additions from acquisition		3
Disposals		(2)
Disposal of a subsidiary	214
Written off		(162)
Exchange differences	13	(7)
Ending balance	1,272	1,473
Cost: | Customer relationship
Disclosure of detailed information about intangible assets [line items]
Beginning balance	800	800
Additions		0
Additions from acquisition		0
Disposals		0
Disposal of a subsidiary	800
Written off		0
Exchange differences	0	0
Ending balance	0	800
Accumulated depreciation:
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(25,866)	(24,117)
Disposals		2
Disposal of a subsidiary	(24,517)
Charge for the year	1,087	1,913
Written off		162
Exchange differences	0	0
Ending balance	(2,436)	(25,866)
Accumulated depreciation: | Website and mobile apps
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(1,076)	(1,036)
Disposals		0
Disposal of a subsidiary	0
Charge for the year	3	34
Written off		0
Exchange differences	2	(6)
Ending balance	(1,077)	(1,076)
Accumulated depreciation: | Trademark and technology
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(23,768)	(22,475)
Disposals		0
Disposal of a subsidiary	(24,210)
Charge for the year	595	1,292
Written off		0
Exchange differences	0	(1)
Ending balance	(153)	(23,768)
Accumulated depreciation: | Computer software
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(862)	(526)
Disposals		2
Disposal of a subsidiary	(110)
Charge for the year	452	507
Written off		162
Exchange differences	(2)	7
Ending balance	(1,206)	(862)
Accumulated depreciation: | Customer relationship
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(160)	(80)
Disposals		0
Disposal of a subsidiary	(197)
Charge for the year	37	80
Written off		0
Exchange differences	0	0
Ending balance	$ 0	$ (160)